Long-term debt (Tables)	12 Months Ended
Mar. 29, 2025
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CORRA plus a CORRA adjustment and 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $140 and $181, respectively). Refer to Note 6 for additional information.	$12,360	$12,319
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $nil and $2, respectively)	2,833	4,891
$0.4 million term loan from Business Development Bank of Canada, bearing interest at an annual rate of 8.3% repayable in 72 monthly payments beginning in July 2021.	160	231
U.S. $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (Note 16 (c))	2,146	2,033
Obligations under finance leases, at annual interest rates between 0.9% and 20%, secured by leasehol d improvements, furniture, and equipment, maturing at various dates to November 2026 (net of deferred financing costs of $25 and $42, respectively)	4,510	3,251
Eligible borrowing amount of up to $4.3 million loan from Investissement Québec , bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 ( net of deferred financing costs of $76 and $86, respectively)	4,225	4,214

	26,234	26,939
Current portion of long-term debt	4,860	4,352

	$21,374	$22,587

Summary of Future Minimum Lease Payments for Finance Leases

(f)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2026	$3,234
2027	1,843
2028	—
2029	—
2030	—

5,077
Less imputed interest	(542)

$4,535

Summary of Principal Payment on Long Term Debt Including Obligation Under Finance Lease
(g)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2026	$4,860
2027	15,150
2028	734
2029	860
2030	860
Thereafter	4,011

$26,475